RELATED PARTY TRANSACTIONS (Details)	3 Months Ended				6 Months Ended				36 Months Ended				6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				12 Months Ended					3 Months Ended	6 Months Ended
	Jun. 30, 2014 USD ($)		Jun. 30, 2013 USD ($)		Jun. 30, 2014 USD ($)		Jun. 30, 2013 USD ($)		Apr. 13, 2014	Dec. 31, 2013 USD ($)		Jun. 30, 2014 NR Satu related claim [Member] USD ($)	Jun. 30, 2014 Golar Management [Member]	Jun. 30, 2014 Faraway Maritime Shipping Company [Member]	Jun. 30, 2014 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2013 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2014 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2013 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2014 High-yield bonds [Member] USD ($)		Jun. 30, 2013 High-yield bonds [Member] USD ($)		Jun. 30, 2014 High-yield bonds [Member] USD ($)		Jun. 30, 2013 High-yield bonds [Member] USD ($)		Dec. 31, 2013 High-yield bonds [Member]	Jun. 30, 2014 High-yield bonds [Member] Norway, Krone [Member] NOK	Dec. 31, 2012 High-yield bonds [Member] Norway, Krone [Member] NOK	Jun. 30, 2014 High-yield bonds [Member] United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] United States of America, Dollars [Member] USD ($)	Mar. 31, 2014 Sponsor credit facility [Member] USD ($)	Jun. 30, 2014 Sponsor credit facility [Member] USD ($)
Transactions with Golar and affiliates [Abstract]:
Management and administrative services fees	$ 758,000	[1]	$ 697,000	[1]	$ 1,410,000	[1]	$ 1,393,000	[1]
Ship management fees	1,989,000	[2]	2,407,000	[2]	3,768,000	[2]	3,456,000	[2]
Interest Expense, Related Party	0		600,000		0		1,200,000												0	[3]	602,000	[3]	0	[3]	1,172,000	[3]
Total expenses from transactions with related parties	2,747,000		3,706,000		5,178,000		6,021,000
Receivables payables from related parties [Abstract]
Trading balances due to Golar and affiliates	(15,533,000)	[4]			(15,533,000)	[4]				(5,989,000)	[4]
Short-term debt due to related parties	(20,000,000)	[5]			(20,000,000)	[5]				0	[5]
Lease security deposit movements	3,883,000				3,883,000					4,257,000
Due from (to) related party	(31,650,000)				(31,650,000)					(1,732,000)
Management and administrative services agreement, management fee percentage (in hundredths)													5.00%
Required notice for termination of management service agreement													120 days
Debt Instrument, Face Amount																												1,300,000,000	200,000,000	227,000,000	35,000,000
Debt Instrument, Maturity Date																											Oct. 31, 2017						Apr. 13, 2015
Revolving credit facility																																	20,000,000
Revolving credit facility maturity date																																	Apr. 13, 2015
Line of Credit Facility, Increase, Additional Borrowings																																20,000,000
Percentage ownership in subsidiary (in hundredths)														60.00%
Noncontrolling interest percentage in subsidiary (in hundredths)														40.00%
Dividends paid to noncontrolling interest					7,420,000		0								3,800,000	0	7,400,000	0
Environmental and other indemnifications [Abstract]
Environmental claims indemnification deductible	500,000				500,000
Environmental claims indemnification liabilities maximum	5,000,000				5,000,000
Period of indemnification									three
Liabilities Subject to Compromise, Provision for Expected and Allowed Claims												800,000
Loss contingency recoverable from related party												$ 800,000

[1]	Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management provides to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days' written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	High-yield bonds - In October 2012, we completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, NOK 200.0 million (2012: aproximately $35.0 million) was held by Golar until their disposal in November 2013.
[4]	Trading balances - Primarily relate to unpaid fees and expenses for management and administrative services and vessel management services performed by Golar and its affiliates. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business.
[5]	$20 million revolving credit facility - On April 13, 2011, we entered into a $20.0 million revolving credit facility with Golar. The facility matures in April 2015 and is unsecured and interest-free. In March 2014, we drew down $20.0 million from the facility.